Other receivables and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other receivables and prepaid expenses [Abstract]
Schedule of Other receivables and prepaid expenses
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Advances to suppliers	654	5,991	205
Prepaid expenses	399	438	125
Others	1,191	955	373
	2,244	7,384	703